Long-term Investments	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Long-term Investments
Long-term Investments

4. Long-term Investments

Long-term investments comprised of investments in publicly traded companies, privately held companies, and limited partnerships. The following sets forth the changes in the Group’s long-term investments:

	Equity Securities		Equity Securities With
	Without Readily		Readily Determinable Fair
	Determinable Fair Values	Equity Method	Values	Total

	(In thousands)
Balance at December 31, 2020	$579,084	$311,161	$289,221	$1,179,466
Investments made/transfers from prepayments	47,957	103,932	—	151,889
Income from equity method investment, net	—	13,605	—	13,605
Dividend received from equity method investments	—	(2,880)	—	(2,880)
Disposal of investments	(16,883)	—	(4,946)	(21,829)
Changes from measurement alternative to consolidation (Note 6)	(66,415)	—	—	(66,415)
Impairment of investments	(66,625)	—	—	(66,625)
Fair value change through earnings	(26,810)	—	(42,685)	(69,495)
Currency translation adjustment	3,150	2,392	—	5,542
Balance at June 30, 2021	$453,458	$428,210	$241,590	$1,123,258

In the second quarter of 2021, the Group obtained control of its investment in an investee operating a leading mobile photo and video application in China, Wuta Application, through a step acquisition of consideration of $39.5 million. The Group recorded $27.6 million fair value change loss for the equity interest previously held by the Group immediately prior to the step acquisition. The impact of the transaction was reflected in the changes from measurement alternative to consolidation.

For the six months ended June 30, 2021, the Group invested in private high-tech companies totaling $48.0 million, which were accounted for under investments without readily determinable fair values. These investments were to further expand and strengthen the Group’s ecosystem and mainly included a further investment of $39.5 million in a leading mobile photo and video application in China during the six months ended June 30, 2021. The Group also invested $103.9 million in companies, which were accounted for under equity method for the six months ended June 30, 2021. These investments mainly included several investment funds for the six months ended June 30, 2021.

The Group used measurement alternative for recording equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes. Based on ASU 2016-01, entities that elect the measurement alternative will report changes in the carrying value of the equity investments in current earnings. If measurement alternative is used, changes in the carrying value of the equity investment will be recognized whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer, and impairment charges will be recorded when any impairment indicators are noted and the fair value is lower than the carrying value. The Group classifies the valuation techniques on investments that use similar identifiable transaction prices as Level 2 of fair value measurements.

The following table summarizes the total carrying value of the equity investments accounted for under the measurement alternative as of June 30, 2021, including cumulative upward and downward adjustments made to the initial cost basis of the securities. The Group recorded $94.2 million downward adjustment for the six months ended June 30, 2021, which included $66.6 million impairment for equity investments accounted for under the measurement alternative in the period. The Group recorded a $59.4 million partial impairment for investment in Yixia Tech Co., Ltd. for the six months ended June 30, 2021 due to its unsatisfied financial performance with no obvious upturn or potential financing solutions in the foreseeable future.

Cumulative Results
(In thousands)
Initial cost basis	$835,552
Upward adjustments	82,217
Downward adjustments	(477,891)
Foreign currency translation	13,580
Total carrying value at June 30, 2021	$453,458

As of June 30, 2021, investment in Didi Global Inc. (“Didi”) amounting to $142.0 million was accounted for under measurement alternative. Didi completed its initial public offering and its shares started trading on July 1, 2021, China time. Therefore, investment in Didi was transferred from measurement alternative to equity securities with readily determinable fair value from July 1, 2021, with the fair value determined based on the quoted prices in active market.

Investments in marketable equity securities are valued using the market approach based on the quoted prices in active markets at the reporting dates. The Group classified the valuation techniques that use these inputs as Level 1 of fair value measurements. The Group recorded $42.7 million fair value loss, which was unrealized in the first half year of 2021, and the fair value of the marketable securities was $241.6 million as of June 30, 2021.

The following table shows the carrying amount and fair value of the marketable securities:

		Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value

	(In thousands)
Showworld	$81,385	$204,675	$—	$286,060
Other marketable securities	15,274	—	(12,113)	3,161
December 31, 2020	$96,659	$204,675	$(12,113)	$289,221

Showworld	$81,385	$160,205	$—	$241,590
June 30, 2021	$81,385	$160,205	$—	$241,590

4. Long-term Investments

Long-term investments comprised of investments in publicly traded companies, privately held companies, and limited partnerships. The following sets forth the changes in the Group’s long-term investments:

	Equity Securities		Equity Securities With
	Without Readily		Readily Determinable Fair
	Determinable Fair Values	Equity Method	Values	Total

	(In thousands)
Balance at December 31, 2020	$579,084	$311,161	$289,221	$1,179,466
Investments made/transfers from prepayments	67,957	159,584	—	227,541
Income from equity method investment, net	—	17,688	—	17,688
Dividend received from equity method investments	—	(11,695)	—	(11,695)
Disposal of investments	(16,883)	—	(4,946)	(21,829)
Changes from measurement alternative to consolidation (Note 6)	(66,415)	—	—	(66,415)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values	(142,000)	—	142,000	—
Impairment on investments	(102,594)	—	—	(102,594)
Fair value change through earnings	(26,810)	—	(6,263)	(33,073)
Currency translation adjustment	3,565	2,895	—	6,460
Balance at September 30, 2021	$295,904	$479,633	$420,012	$1,195,549

For the nine months ended September 30, 2021, the Group invested in private high-tech companies totaling $68.0 million, which were accounted for under investments without readily determinable fair values. These investments were to further expand and strengthen the Group’s ecosystem and mainly included a further investment of $39.5 million in a leading mobile photo and video application in China during the nine months ended September 30, 2021. The Group obtained control of the company operating the mobile photo and video application through the step acquisition and recorded $27.6 million fair value change loss for the equity interest previously held by the Group immediately prior to the step acquisition. The impact of the transaction was reflected in the changes from measurement alternative to consolidation. The Group also invested $159.6 million in companies, which mainly included several investment funds and were accounted for under equity method, for the nine months ended September 30, 2021.

The Group used measurement alternative for recording equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes. Based on ASU 2016-01, entities that elect the measurement alternative will report changes in the carrying value of the equity investments in current earnings. If measurement alternative is used, changes in the carrying value of the equity investment will be recognized whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer, and impairment charges will be recorded when any impairment indicators are noted and the fair value is lower than the carrying value. The Group classifies the valuation techniques on investments that use similar identifiable transaction prices as Level 2 of fair value measurements.

The following table summarizes the total carrying value of the equity investments accounted for under the measurement alternative as of September 30, 2021, including cumulative upward and downward adjustments made to the initial cost basis of the securities. The Group recorded $130.2 million downward adjustment for the nine months ended September 30, 2021, which included $102.6 million impairment for equity investments accounted for under the measurement alternative in the period. The Group recorded a $75.3 million full impairment for investment in Yixia Tech Co., Ltd. for the nine months ended September 30, 2021 due to its unsatisfied financial performance with no obvious upturn or potential financing solutions in the foreseeable future.

Cumulative Results
(In thousands)
Initial cost basis	$713,552
Upward adjustments	82,217
Downward adjustments	(513,861)
Foreign currency translation	13,996
Total carrying value at September 30, 2021	$295,904

Investments in marketable equity securities are valued using the market approach based on the quoted prices in active markets at the reporting dates. The Group classified the valuation techniques that use these inputs as Level 1 of fair value measurements. The Group recorded $6.3 million fair value loss, which was unrealized in the nine months ended September 30, 2021, and the fair value of the marketable securities was $420.0 million as of September 30, 2021.

The following table shows the carrying amount and fair value of the marketable securities:

		Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value

	(In thousands)
Showworld	$81,385	$204,675	$—	$286,060
Other marketable securities	15,274	—	(12,113)	3,161
December 31, 2020	$96,659	$204,675	$(12,113)	$289,221

Showworld	$81,385	$105,384	$—	$186,769
Didi	$142,000	$91,243	$—	$233,243
September 30, 2021	$223,385	$196,627	$—	$420,012

One of the Group’s investees, Didi Global Inc. (“Didi”), a company operating a mobility technology platform, completed its initial public offering and started trading on July 1, 2021, China time. Therefore, investment in Didi amounting to $142.0 million was transferred from measurement alternative to equity securities with readily determinable fair value, and a fair value change gain of $91.2 million was recorded for the nine months ended September 30, 2021. The Group recorded a fair value change loss of $99.3 million in Showworld for the nine months ended September 30, 2021.